Shareholder Report, Average Annual Return (Details) B027623_Direxion Daily PANW Bull 2X Shares_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily PANW Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Direxion Daily PANW Bull 2X Shares NAV
Average Annual Return, Percent	15.79%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	19.28%
Palo Alto Networks, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Palo Alto Networks, Inc.
Average Annual Return, Percent	15.95%